Statements of Stockholders' Equity (USD $) In Thousands	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Total
Balance at Dec. 31, 2010	$ 5,000	$ 28,500	$ 1,470	$ (1,962)	$ 33,008
Net Income (Loss)				1,811	1,811
Other Comprehensive Income (Loss)			1,217		1,217
Balance at Dec. 31, 2011	5,000	28,500	2,687	(151)	36,036
Net Income (Loss)				3,352	3,352
Return of capital to parent		(18,000)			(18,000)
Other Comprehensive Income (Loss)			(2,264)		(2,264)
Balance at Dec. 31, 2012	5,000	10,500	423	3,201	19,124
Net Income (Loss)				131	131
Other Comprehensive Income (Loss)			(154)		(154)
Balance at Dec. 31, 2013	$ 5,000	$ 10,500	$ 269	$ 3,332	$ 19,101